Estimated Future Amortization Expense of Purchased Intangible Assets with Definite Lives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
2014	$ 1,455
2015	1,455
2016	1,455
2017	1,455
2018	1,455
Thereafter	2,909
Total	$ 10,184